Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000150491 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Opportunity Fund
Class Name	Class I
Trading Symbol	ACROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://opportunity.acr-investfunds.com/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The net performance of the Fund’s I Class shares for fiscal year 2024, from November 30, 2023, to November 30, 2024, was 27.72% versus 26.68% for the Fund’s benchmark, the MSCI All Country World (Gross)Index. ACR believes that the Fund’s net return of 27.72% was a satisfactory step towards the Fund’s objective of generating attractive long-term investment returns. Below, we present the fiscal 2024 portfolio activity and highlight the top contributors and detractors.
Fiscal 2024 Portfolio Activity
Fiscal 2024 was an active year with five sales and nine new purchases. We sold four successful long-term investments that had reached our estimate of value: Aercap (an aircraft lease finance business), Burford Capital (a Guernsey-based litigation finance company), Greencore (a UK-based producer and distributor of convenience food), and Sulzer (a Swiss industrial company. We also sold Nerdy (an online education business) at a loss in order to harvest tax losses to offset gains in the period and due to the company’s fundamental underperformance since purchase.
We made new investments in B&M European Value Retail (a UK-based discount retailer), Budweiser Brewing Company APAC (a Chinese and South Korean beer business), Core Scientific (a data center operator), Dollar General (a discount US retailer), JD Sports PLC (a UK based sports apparel retailer), MGM Resorts (a hotel operator), Premium Brands (a Canadian specialty foods business), Talen Energy (owner of a Nuclear power plant), and Winpak Ltd (a packaging business).
TOP Three Contributors
- Jefferies Financial Group
             -The company’s share price increased as investment banking activity recovered throughout the period.
- Barclays Plc, a UK-based bank
             - Barclay’s share price increased as earnings for the year came in higher than expected, and investors became more comfortable with the sustainability of earnings at current levels.
-Fairfax Financial, a multi-line insurer
             - Fairfax’s price increased as insurance premium pricing was stable and Fairfax’s investments performed well
TOP Three Detractors
- Medmix AG, a Swiss industrial company
             - Medmix’s end markets did not rebound in fiscal 2024 and the company had to reduce earnings expectations for the year. The company replaced its CEO, and ACR expects higher profitability and better execution over the medium term.
- B&M European Value Retail, a UK-based discount retailer
             - The challenging environment of high inflation and strained consumer budgets created an opportunity to invest in B&M, whose long-term prospects remain strong, even as its share price continued to decline after our purchase due to poor market sentiment.
- Budweiser Brewing Company APAC, a Chinese and South Korean beer business
              - Despite near-term challenges in China due to a recessionary consumer environment, ACR remains confident that Budweiser APAC is well-positioned to benefit from the growing demand for premium beer as consumer purchasing power increases, driving long-term growth and share price appreciation for the company.
Conclusions
Fiscal 2024 was a successful year with an attractive 27.72% return. We capitalized on market opportunities by divesting four investments that had approached our estimate of value and deploying capital into nine promising undervalued companies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
ACR Opportunity Fund (Class I/ACROX)	27.72%	13.37%	7.83%
MSCI ACWI (Gross) Index	26.68%	11.88%	10.14%
MSCI ACWI (Net) Index	26.12%	11.36%	9.58%
[1]	Class I commenced operations on December 31, 2014.

Performance Inception Date	Dec. 31, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 77,821,017
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 523,826
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$77,821,017
Total number of portfolio holdings	38
Total advisory fees paid (net)	$523,826
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Barclays PLC - ADR	5.9%
General Motors Co.	5.5%
Citigroup, Inc.	4.8%
Vodafone Group PLC - ADR	4.7%
Fairfax Financial Holdings Ltd.	4.5%
FedEx Corp.	3.9%
Magna International, Inc.	3.4%
DCC PLC	3.4%
Liberty Global Ltd. - Class A	3.4%
Dell Technologies, Inc. - Class C	3.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Barclays PLC - ADR	5.9%
General Motors Co.	5.5%
Citigroup, Inc.	4.8%
Vodafone Group PLC - ADR	4.7%
Fairfax Financial Holdings Ltd.	4.5%
FedEx Corp.	3.9%
Magna International, Inc.	3.4%
DCC PLC	3.4%
Liberty Global Ltd. - Class A	3.4%
Dell Technologies, Inc. - Class C	3.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 31, 2024, the Fund changed its name from ACR Multi-Strategy Quality Return (MQR) Fund to ACR Opportunity Fund.
This is a summary of certain changes since December 1, 2023. For more complete information, you may review the Fund’s prospectus, which is dated March 31, 2024, at https://opportunity.acr-investfunds.com/ or  upon request at (855) 955-9552

Material Fund Change Name [Text Block]	Effective March 31, 2024, the Fund changed its name from ACR Multi-Strategy Quality Return (MQR) Fund to ACR Opportunity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes since December 1, 2023. For more complete information, you may review the Fund’s prospectus, which is dated March 31, 2024, at https://opportunity.acr-investfunds.com/ or  upon request at (855) 955-9552

Updated Prospectus Phone Number	(855) 955-9552
Updated Prospectus Web Address	https://opportunity.acr-investfunds.com/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000176262 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Equity International Fund
Class Name	Class I
Trading Symbol	ACREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://international.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The net performance of the Fund’s I Class shares for fiscal year 2024, from November 30, 2023, to November 30, 2024, was 13.59% versus 13.03% for the Fund’s benchmark, the MSCI All Country World Ex-U.S. Index. We believe that the Fund’s net return of 13.59% was a satisfactory step towards the Fund’s objective of generating attractive long-term investment returns. Below, we present the fiscal 2024 portfolio activity and highlight the top contributors and detractors.
Fiscal 2024 Portfolio Activity
Fiscal 2024 was an active year with five sales and three new purchases. We sold three very successful long-term investments that had reached our estimate of value: Sulzer (a Swiss industrial company), Protector (a Norwegian insurance company), and Greencore (a UK-based producer and distributor of convenience food). Further, we sold the Fund’s profitable investments in Burford Capital (a Guernsey-based litigation finance company) and Kits Eyecare (a Canadian direct-to-consumer eyecare company) as we revalued their quality lower and decided that the Fund’s capital would be better deployed elsewhere.
We made new investments in Premium Brands (a Canadian specialty food company), Budweiser Brewing Company APAC (a Chinese and South Korean beer business), and B&M European Value Retail (a UK-based discount retailer). The three new purchases are high-quality companies with favorable competitive positions whose share prices reflect near-term headwinds that we expect to be transitory. Due to the five sales and three new investments, the Fund’s cash balance increased from 5.8% at the start of the fiscal year to 12.6% at the end of the year.
Top Three Contributors
- Greencore Plc, a UK-based producer and distributor of convenience food
            - The company’s share price increased after it raised its profit guidance for the year.
- Barclays Plc, a UK-based bank
            - Barclay’s share price increased as earnings for the year came in higher than expected, and investors became more comfortable with the sustainability of earnings at current levels.
- Eurocell Plc, UK-based manufacturer, recycler, and retailer of plastic window frames
              - Eurocell’s share price increased after the company announced a credible plan to significantly increase profits over the medium term.
Top Three Detractors
- Medmix AG, a Swiss industrial company
             - Medmix’s end markets did not rebound in fiscal 2024 and the company had to reduce earnings expectations for the year. The company replaced its CEO, and we expect higher profitability and better execution over the medium term.
- OPMobility SE, a French auto parts supplier
             - The company’s profit was negatively impacted by lower-than-expected global auto production and a slower-than-expected uptake of battery electric vehicles in Europe and the U.S. The company gained market share, and we expect higher future profits.
- Victoria Plc, a UK-based flooring manufacturer and distributor
                - Victoria’s profits were reduced due to the combination of lower demand and higher costs. We believe that higher interest rates are the reason for the near-term lower demand but expect a more normalized demand environment over the next years as flooring requires replacement.
Conclusion
Fiscal 2024 was a successful year with an attractive 13.59% return. We capitalized on market opportunities by divesting five investments that had approached our estimate of value and deploying capital into three promising undervalued companies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
ACR Equity International Fund (Class I/ACREX)	13.59%	6.21%	4.48%
MSCI ACWI ex USA (Net) Index	13.03%	5.40%	6.56%
[1]	Class I commenced operations on December 30, 2016.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2024
Net Assets	$ 99,932,901
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 559,789
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$99,932,901
Total number of portfolio holdings	25
Total advisory fees paid (net)	$559,789
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Eurocell PLC	8.1%
DCC PLC	8.0%
Vistry Group PLC	6.0%
Vodafone Group PLC - ADR	6.0%
ISS A/S	5.9%
Opmobility	5.6%
JD Sports Fashion PLC	4.8%
Liberty Global Ltd. - Class A	4.7%
Goldman Sachs Access Treasury 0-1 Year ETF	4.5%
B&M European Value Retail S.A.	4.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eurocell PLC	8.1%
DCC PLC	8.0%
Vistry Group PLC	6.0%
Vodafone Group PLC - ADR	6.0%
ISS A/S	5.9%
Opmobility	5.6%
JD Sports Fashion PLC	4.8%
Liberty Global Ltd. - Class A	4.7%
Goldman Sachs Access Treasury 0-1 Year ETF	4.5%
B&M European Value Retail S.A.	4.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 31, 2024, the Fund changed its name from ACR International Quality Return (IQR) Fund to ACR Equity International Fund. The Fund also changed its principal investment strategy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
This is a summary of certain changes since December 1, 2023. For more complete information, you may review the Fund’s prospectus, which is dated March 31, 2024, at  https://international.acr-investfunds.com/. or upon request at (855)-955-9552

Material Fund Change Name [Text Block]	Effective March 31, 2024, the Fund changed its name from ACR International Quality Return (IQR) Fund to ACR Equity International Fund.
Material Fund Change Strategies [Text Block]	The Fund also changed its principal investment strategy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes since December 1, 2023. For more complete information, you may review the Fund’s prospectus, which is dated March 31, 2024, at  https://international.acr-investfunds.com/. or upon request at (855)-955-9552

Updated Prospectus Phone Number	(855)-955-9552
Updated Prospectus Web Address	https://international.acr-investfunds.com/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.